Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current
Cash and cash equivalents	$ 163,744	$ 206,339
Accounts receivable, including non-trade of $52,590 (December 31, 2012 - $7,714) (notes 9 and 11a)	176,189	91,879
Vessels held for sale (notes 3a and 15)	6,800	13,250
Net investments in direct financing leases - current	5,628	5,647
Prepaid expenses	30,461	29,384
Due from affiliates (note 8b)	25,665	29,682
Current portion of derivative instruments (note 9)	546	12,398
Other current assets		8
Total current assets	409,033	388,587
Vessels and equipment
At cost, less accumulated depreciation of $1,124,868 (December 31, 2012 - $1,080,558)	2,935,389	2,327,337
Advances on newbuilding contracts	82,499	127,286
Investment in and advances to joint venture (notes 5 and 8d)	62,880
Net investments in direct financing leases	24,634	27,568
Derivative instruments (note 9)	9,398	2,913
Deferred income tax	10,824	8,948
Other assets	36,008	28,112
Intangible assets - net	12,952	15,527
Goodwill - shuttle tanker segment	127,113	127,113
Total assets	3,710,730	3,053,391
Current
Accounts payable	23,580	15,220
Accrued liabilities (notes 7, 9 and 11a)	154,188	84,349
Due to affiliates (note 8b)	97,192	47,810
Current portion of long-term debt (note 6)	288,690	248,385
Current portion of derivative instruments (note 9)	89,111	47,748
Current portion of in-process revenue contracts	12,744	12,744
Total current liabilities	665,505	456,256
Long-term debt (note 6)	1,895,628	1,521,247
Derivative instruments (note 9)	137,999	213,731
In-process revenue contracts	95,009	101,294
Other long-term liabilities	37,072	26,819
Total liabilities	2,831,213	2,319,347
Commitments and contingencies (notes 6, 9 and 11)
Redeemable non-controlling interest (note 11b)	28,357	28,815
Equity
General Partner	20,366	20,162
Accumulated other comprehensive loss		(58)
Partners' equity	800,236	661,094
Non-controlling interests	50,924	44,135
Total equity	851,160	705,229
Total liabilities and total equity	3,710,730	3,053,391
Common Units [Member]
Equity
Limited partners	634,949	640,990
Preferred Units [Member]
Equity
Limited partners	$ 144,921